Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	$ 2,969	$ 3,631
U.S. dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	2,807	3,538
NIS (not linked to the Israeli CPI) [Member]
Cash and Cash Equivalents (Details) - Schedule of cash and cash equivalents are denominated or linked [Line Items]
Cash and cash equivalents	$ 162	$ 93